Derivative Instruments (Detail Effect Of Derivative Assets And Liabilities In Statement Of Operations) (Details) (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor Derivatives In Cash Flow Hedging Relationship	Dec. 31, 2012 Successor Derivatives In Cash Flow Hedging Relationship	Dec. 31, 2011 Successor Derivatives In Cash Flow Hedging Relationship	Dec. 31, 2010 Successor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	Dec. 31, 2012 Successor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	Dec. 31, 2011 Successor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	Dec. 31, 2010 Successor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	Dec. 31, 2012 Successor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	Dec. 31, 2011 Successor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	Dec. 31, 2010 Successor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions	Dec. 31, 2012 Successor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions	Dec. 31, 2011 Successor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions	May 25, 2010 Predecessor Derivatives In Cash Flow Hedging Relationship	May 25, 2010 Predecessor Derivatives In Cash Flow Hedging Relationship Commodity Derivatives Revenues	May 25, 2010 Predecessor Derivatives In Cash Flow Hedging Relationship Interest Rate Interest expense	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships Commodity Derivatives Revenues	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships Interest Rate Interest expense	May 25, 2010 Predecessor Derivatives Not Designated In A Hedging Relationships Embedded Derivatives Other income and deductions
Change in value recognized in AOCI on derivatives (effective portion)	$ (11)	$ (4)	$ (13)																			$ 14
Amount of gain/(loss) reclassified from AOCI into income (effective portion)	0	6	(19)	0	6	(19)	0	0	0													(6)	(5)	(1)
Amount of gain/(loss) recognized in income on ineffective portion				0	0	0																	(1)
Amount of gain/(loss) from de-designation amortized from AOCI into income													0	-5	0											4115
Amount of gain/(loss) recognized in income on derivatives										$ (20)	$ 30	$ 18	$ (8)	$ 16	$ 0	$ (4)	$ 0	$ 0	$ (8)	$ 14	$ 18				$ (4)	$ 1	$ (1)	$ (4)